Share-based compensation - Restricted shares - Additional information (Details) ¥ in Thousands		12 Months Ended
	Jul. 25, 2017 shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Jun. 30, 2021 shares	Dec. 31, 2018 shares
Total income tax benefit recognized		¥ 0		¥ 0	¥ 0
Unvested shares | shares						20,250,000
Vesting of restricted shares / Restricted shares
Number of shares issued to founders for services | shares	81,000,000
Percentage of RSU to be vested each year	25.00%
Vesting period	4 years
Granted weighted average grant date fair value | $ / shares			$ 0.0889
Fair value of shares vested		6,607		¥ 12,415	¥ 12,419
Unvested shares | shares				20,250,000	40,500,000		60,750,000
Total unrecognized compensation cost related to share-based compensation arrangements		¥ 0	$ 0	¥ 6,597
Remaining weighted-average period for recognition of total unrecognized compensation cost		0 years		7 months 23 days
Employee stock options
Total unrecognized compensation cost related to share-based compensation arrangements		¥ 40,601	$ 40,601	¥ 0
Remaining weighted-average period for recognition of total unrecognized compensation cost		3 years 8 months 22 days		0 years